Balance Sheet Components - Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Accrued sales and marketing expenses	$ 14,275	$ 7,204	$ 1,630
Accrued compensation	9,496	3,825	2,531
End-user liability, net	4,131	2,789	1,418
Accrued developer revenue share	1,378	907	540
Other accrued expenses	6,251	4,893	1,418
Other current liabilities	$ 35,531	$ 19,618	$ 7,537